Leases - Schedule of Information Pertaining to Right of Use Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Information Pertaining to Right of Use Assets [Abstract]
Hostel and office equipment	$ 122,189	$ 77,120
Less: Accumulated amortization	(24,492)	(5,625)
Right of use assets, net	$ 97,697	$ 71,495